DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
DEBT
Debt

9. DEBT

Debt at March 31, 2022 and December 31, 2021, was comprised of the following:

	March 31,	December 31,
(in thousands)	2022	2021
Current portion of long-term debt
Vehicle loans(1)	$38	$50
Mortgage payable(2)	170	105
Note payable(3)	50	66
Total short-term debt	258	221

Long-term debt, net
Vehicle loans(1)	19	28
Mortgage payable(3)	8,813	8,857
Convertible debenture(3)	14,196	14,012
Total long-term debt	23,028	22,897
Total Indebtedness	$23,286	$23,118

(1)	Primarily fixed term loans on transportation vehicles. Weighted average interest rate at March 31, 2022 and December 31, 2021 was 8.2% and 7.8%, respectively.
(2)	Mortgage payable associated with the acquired processing facility. Weighted average interest rate at March 31, 2022 and December 31, 2021 was 12.5%.
(3)	Net of deferred financing costs at March 31, 2022 and December 31, 2021 of $1,669 and $1,875, respectively.

 Stated maturities of debt obligations are as follows as of March 31, 2022:

March 31,
(in thousands)	2022
Balance of 2022	$193
2023	15,783
2024	311
2025	352
2026 and thereafter	8,317
Total debt obligations	$24,956

9. DEBT

Debt at December 31, 2021 and 2020, was comprised of the following:

	December 31,	December 31,
(in thousands)	2021	2020
Current portion of long-term debt
Vehicle loans(1)	$50	$170
Mortgage payable(4)	105	-
Note payable(3)	66	1,043
Total short-term debt	221	1,213

Long-term debt, net
Vehicle loans(1)	28	233
Note payable(2)	-	65
Note payable(3)	-	5
Mortgage payable(4)	8,857	-
Convertible debenture(5)	14,012	13,701
Total long-term debt	22,897	14,004
Total Indebtedness	$23,118	$15,217

_____________

(1)	Primarily fixed term loans on transportation vehicles. Weighted average interest rate at December 31, 2021 was 7.8%.
(2)	Net of deferred financing costs of $398.
(3)	Note payable in connection with Humble Flower and Kaizen acquisitions and termination of the W Vapes acquisition. Weighted average interest rate at December 31, 2021 was 4%.
(4)	Mortgage payable associated with the acquired processing facility. Weighted average interest rate at December 31, 2021 was 12.5%.
(5)	Net of deferred financing costs of $1,477.

Stated maturities of debt obligations are as follows as of December 31, 2021:

December 31,
(in thousands)	2021
2022	$250
2023	15,839
2024	395
2025	421
2026 and thereafter	8,088
Total debt obligations	$24,993